Shareholder Report, Average Annual Return (Details)	12 Months Ended	55 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000226900 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	10.37%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.40%	11.72%